UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund: Ready Assets Government Liquidity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Ready Assets Government Liquidity Fund, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2018 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02556
Reporting Period: 07/01/2017 - 06/30/2018
Ready Assets Government Liquidity Fund

==================== Ready Assets Government Liquidity Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Government Liquidity Fund

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Ready Assets Government Liquidity Fund

Date: August 30, 2018